TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense prior to the adoption of ASU 2023-09) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income (loss)		$ 29,307	$ 12,665	$ (17,753)
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate		$ 6,741	$ 2,913	$ (4,083)
Tax adjustment in respect of different tax rate of foreign subsidiary			(141)	(57)
Non-deductible expenses and other permanent differences			820	536
Deferred taxes on losses for which valuation allowance was provided, net			3,498	2,635
Foreign withholding taxes			637	637
Share compensation relating to share options per ASC No. 718		1,274	158	3,716
Income taxes in respect of prior years			671	1,246
Change of tax rate			0	0
Approved, Privileged and Preferred enterprise loss (benefits)	[1]		(2,170)	(1,086)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount		1,531	241	293
Actual tax expense		$ 9,050	$ 6,627	$ 3,837
Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status			$ 0.05	$ 0.03
Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status			$ 0.05	$ 0.03

[1]	Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status